Interim Condensed Consolidated Statements of Cash Flows (Parenthetical) - Chemomab Therapeutics Ltd [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Change in employees and related expenses	$ 147	$ (488)	$ (278)	[1]	$ 111	[1]	$ (737)	[1]
Change in accrued expenses	156	(915)	(1,202)	[2]	(1,887)	[2]	45	[2]
Share-based compensation	$ 221	$ 245	623	[3]	617	[3]	1,491	[3]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in employees and related expenses			73		41
Change in accrued expenses			1		1
Share-based compensation			$ 389		$ 427		$ 1,304

[1]	Includes changes in balances due to related parties of ($73) thousand and $41 thousand for the years ended December 31, 2025 and 2024, respectively. See Note 12.
[2]	Includes changes in balances due to related parties of ($1) thousand and $1 thousand for the years ended December 31, 2025 and 2024, respectively. See Note 12.
[3]	Includes expenses related to related parties of $389 thousand, $427 thousand and $1,304 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.